FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of TFLIC Separate Account VNY

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Separate Account VNY (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Large Cap Growth Class B Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	TA International Focus Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Dimensional VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Dimensional VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Dimensional VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
Dimensional VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Dimensional VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (1)
Dimensional VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TSW International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Mid Cap Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Value Strategies Initial Class (1)	Vanguard® Real Estate Index (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Short-Term Investment Grade (1)
TA Aegon Bond Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Wanger Acorn (1)
TA BlackRock Real Estate Securities Initial Class (1)	Wanger International (1)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account VNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account VNY indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account VNY as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	TA International Focus Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
DFA VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (2)
DFA VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TS&W International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Mid Cap Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Value Strategies Initial Class (1)	Vanguard® Real Estate Index (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Short-Term Investment Grade (1)

TA Aegon Bond Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Wanger Acorn (1)
TA BlackRock Real Estate Securities Initial Class (1)	Wanger International (1)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account VNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account VNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account VNY since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	-	$-	$-	$-	$-	-	$6.490074	$32.275776
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-	2.837013	20.974420
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-	4.974787	23.387389
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-	4.810630	23.897957
Columbia - Small Company Growth Class 1 Shares	0.265	4	4	(4)	-	-	4.802141	25.750876
Dimensional VA Global Bond	104,840.089	1,090,283	1,021,142	48	1,021,190	697,514	1.434907	9.803250
Dimensional VA International Small	43,042.837	494,812	498,866	6	498,872	207,757	2.327442	13.847147
Dimensional VA International Value	65,248.029	782,024	890,636	(13)	890,623	457,595	1.900131	14.689833
Dimensional VA Short-Term Fixed	71,822.652	730,763	723,254	24	723,278	580,946	1.210048	10.029907
Dimensional VA U.S. Large Value	65,458.090	1,753,742	2,130,661	(17)	2,130,644	553,508	3.745932	16.900402
Dimensional VA U.S. Targeted Value	51,351.302	943,877	1,158,999	(36)	1,158,963	308,619	3.660608	17.414117
Federated Hermes Fund for U.S. Government Securities II	3,250.776	34,422	29,485	(6)	29,479	21,915	1.295562	8.923663
Federated Hermes Government Money II Service Shares	494,616.764	494,617	494,617	41	494,658	426,190	1.117749	9.921200
Federated Hermes High Income Bond II Primary Shares	49,823.618	297,715	282,998	9	283,007	107,776	2.622668	12.062847
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-	2.956499	14.497317
Fidelity® VIP Contrafund® Initial Class	497.719	19,131	28,838	16	28,854	4,779	5.817343	28.230617
Fidelity® VIP Mid Cap Initial Class	4,894.344	177,997	183,832	(1)	183,831	43,377	4.120265	18.668691
Fidelity® VIP Value Strategies Initial Class	-	-	-	-	-	-	4.035449	20.234607
NVIT Emerging Markets Class D Shares	0.892	11	10	(3)	7	1	10.731097	11.544578
TA Aegon Bond Initial Class	7,934.128	88,095	75,216	6	75,222	46,706	1.605862	9.762765
TA Aegon Sustainable Equity Income Initial Class	0.085	1	2	(2)	-	-	2.926035	13.653903
TA BlackRock Real Estate Securities Initial Class	362.080	3,711	3,490	-	3,490	1,961	1.730511	11.425177
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	32,536.927	361,869	396,625	4	396,629	198,735	1.930751	13.347669
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.289994	15.658152
TA International Focus Initial Class	4,188.276	38,307	34,009	(1)	34,008	16,659	2.041316	13.890280
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	4.551202	23.188288
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	1.873475	12.102577
TA JPMorgan Asset Allocation - Growth Initial Class	15,514.408	171,514	181,208	2	181,210	57,520	3.062887	19.655281
TA JPMorgan Asset Allocation - Moderate Initial Class	44,283.951	478,012	482,695	(1)	482,694	214,614	2.169823	13.531599
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	2.482802	15.577828
TA JPMorgan Enhanced Index Initial Class	832.882	15,571	23,795	2	23,797	3,988	5.746309	25.870630
TA Multi-Managed Balanced Initial Class	0.240	4	4	(4)	-	-	3.515234	17.902639
TA S&P 500 Index Initial Class	-	-	-	-	-	-	1.449505	14.572174
TA Small/Mid Cap Value Initial Class	1,658.869	33,064	32,879	1	32,880	9,142	3.596427	16.366200
TA T. Rowe Price Small Cap Initial Class	3,490.211	43,418	43,279	1	43,280	8,707	4.923730	18.865710
TA TSW International Equity Initial Class	-	-	-	-	-	-	1.829614	13.483986
TA WMC US Growth Initial Class	13,442.198	480,899	565,379	15	565,394	95,252	5.791132	32.214442
Vanguard® Equity Index	33,271.601	1,449,580	2,400,213	(1)	2,400,212	414,222	5.697082	25.571694
Vanguard® International	33,906.725	933,189	868,012	5	868,017	365,906	2.333909	19.319552
Vanguard® Mid-Cap Index	32,547.274	695,684	873,569	16	873,585	195,136	4.390558	19.199588
Vanguard® Real Estate Index	25,949.708	298,856	304,650	(1)	304,649	113,233	2.614268	13.002888
Vanguard® Short-Term Investment Grade	92,164.385	970,980	960,353	(67)	960,286	615,359	1.523565	10.435652

See accompanying notes.	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Total Bond Market Index	199,933.535	$2,339,297	$2,091,305	$2	$2,091,307	1,341,011	$1.510879	$9.603213
Wanger Acorn	1,283.994	14,995	19,542	-	19,542	5,370	3.537517	16.542944
Wanger International	0.281	3	5	1	6	3	2.123281	11.991443

See accompanying notes.	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Large Cap Growth Class B Shares	$-	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-
Dimensional VA Global Bond	1,021,190	-	1,021,190
Dimensional VA International Small	498,872	-	498,872
Dimensional VA International Value	890,623	-	890,623
Dimensional VA Short-Term Fixed	723,278	-	723,278
Dimensional VA U.S. Large Value	2,130,644	-	2,130,644
Dimensional VA U.S. Targeted Value	1,158,963	-	1,158,963
Federated Hermes Fund for U.S. Government Securities II	29,479	-	29,479
Federated Hermes Government Money II Service Shares	494,658	-	494,658
Federated Hermes High Income Bond II Primary Shares	283,007	-	283,007
Federated Hermes Managed Volatility II Primary Shares	-	-	-
Fidelity® VIP Contrafund® Initial Class	28,854	-	28,854
Fidelity® VIP Mid Cap Initial Class	183,831	-	183,831
Fidelity® VIP Value Strategies Initial Class	-	-	-
NVIT Emerging Markets Class D Shares	7	-	7
TA Aegon Bond Initial Class	75,222	-	75,222
TA Aegon Sustainable Equity Income Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	3,490	-	3,490
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	396,629	-	396,629
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA International Focus Initial Class	34,008	-	34,008
TA Janus Mid-Cap Growth Initial Class	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	181,210	-	181,210
TA JPMorgan Asset Allocation - Moderate Initial Class	482,694	-	482,694
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-
TA JPMorgan Enhanced Index Initial Class	23,797	-	23,797
TA Multi-Managed Balanced Initial Class	-	-	-
TA S&P 500 Index Initial Class	-	-	-
TA Small/Mid Cap Value Initial Class	32,880	-	32,880
TA T. Rowe Price Small Cap Initial Class	43,280	-	43,280
TA TSW International Equity Initial Class	-	-	-
TA WMC US Growth Initial Class	565,394	-	565,394
Vanguard® Equity Index	2,400,212	-	2,400,212
Vanguard® International	868,017	-	868,017
Vanguard® Mid-Cap Index	873,585	-	873,585
Vanguard® Real Estate Index	304,649	-	304,649

See accompanying notes.	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Vanguard® Short-Term Investment Grade	$960,286	$-	$960,286
Vanguard® Total Bond Market Index	2,091,307	-	2,091,307
Wanger Acorn	19,542	-	19,542
Wanger International	6	-	6

See accompanying notes.	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Large Cap Growth Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia - Small Company Growth Class 1 Shares Subaccount	Dimensional VA Global Bond Subaccount	Dimensional VA International Small Subaccount	Dimensional VA International Value Subaccount

Net Assets as of December 31, 2022:	$-	$1,013,959	$481,178	$963,923

Investment Income:
Reinvested Dividends	-	40,780	15,474	46,818
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,631	2,831	6,104

Net Investment Income (Loss)	-	34,149	12,643	40,714

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	9,343
Realized Gain (Loss) on Investments	-	(5,345)	(4,194)	8,620

Net Realized Capital Gains (Losses) on Investments	-	(5,345)	(4,194)	17,963
Net Change in Unrealized Appreciation (Depreciation)	1	15,877	54,605	97,848

Net Gain (Loss) on Investment	1	10,532	50,411	115,811

Net Increase (Decrease) in Net Assets Resulting from Operations	1	44,681	63,054	156,525

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(13,470)	(23,740)	(86,255)

Total Increase (Decrease) in Net Assets	-	31,211	39,314	70,270

Net Assets as of December 31, 2023:	$-	$1,045,170	$520,492	$1,034,193

Investment Income:
Reinvested Dividends	-	50,567	17,560	36,171
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,959	3,045	6,460

Net Investment Income (Loss)	-	43,608	14,515	29,711

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	13,733	18,668
Realized Gain (Loss) on Investments	-	(11,756)	(5,282)	35,497

Net Realized Capital Gains (Losses) on Investments	-	(11,756)	8,451	54,165
Net Change in Unrealized Appreciation (Depreciation)	1	18,081	(5,768)	(14,881)

Net Gain (Loss) on Investment	1	6,325	2,683	39,284

Net Increase (Decrease) in Net Assets Resulting from Operations	1	49,933	17,198	68,995

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(73,913)	(38,818)	(212,565)

Total Increase (Decrease) in Net Assets	-	(23,980)	(21,620)	(143,570)

Net Assets as of December 31, 2024:	$-	$1,021,190	$498,872	$890,623

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA Short-Term Fixed Subaccount	Dimensional VA U.S. Large Value Subaccount	Dimensional VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount

Net Assets as of December 31, 2022:	$731,254	$2,152,451	$957,910	$28,441

Investment Income:
Reinvested Dividends	28,129	49,676	16,223	713
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,452	12,974	6,106	156

Net Investment Income (Loss)	23,677	36,702	10,117	557

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	30,276	72,191	-
Realized Gain (Loss) on Investments	273	32,890	12,060	(31)

Net Realized Capital Gains (Losses) on Investments	273	63,166	84,251	(31)
Net Change in Unrealized Appreciation (Depreciation)	8,251	117,201	94,851	504

Net Gain (Loss) on Investment	8,524	180,367	179,102	473

Net Increase (Decrease) in Net Assets Resulting from Operations	32,201	217,069	189,219	1,030

Increase (Decrease) in Net Assets from Contract Transactions	(16,561)	(54,661)	(7,573)	-

Total Increase (Decrease) in Net Assets	15,640	162,408	181,646	1,030

Net Assets as of December 31, 2023:	$746,894	$2,314,859	$1,139,556	$29,471

Investment Income:
Reinvested Dividends	36,342	44,367	16,137	1,032
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,657	14,293	7,039	162

Net Investment Income (Loss)	31,685	30,074	9,098	870

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	223,536	78,608	-
Realized Gain (Loss) on Investments	1,780	176,440	35,521	(31)

Net Realized Capital Gains (Losses) on Investments	1,780	399,976	114,129	(31)
Net Change in Unrealized Appreciation (Depreciation)	3,601	(138,071)	(38,769)	(830)

Net Gain (Loss) on Investment	5,381	261,905	75,360	(861)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,066	291,979	84,458	9

Increase (Decrease) in Net Assets from Contract Transactions	(60,682)	(476,194)	(65,051)	(1)

Total Increase (Decrease) in Net Assets	(23,616)	(184,215)	19,407	8

Net Assets as of December 31, 2024:	$723,278	$2,130,644	$1,158,963	$29,479

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2022:	$503,980	$213,903	$-	$16,339

Investment Income:
Reinvested Dividends	21,871	13,364	-	96
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,718	1,699	-	104

Net Investment Income (Loss)	19,153	11,665	-	(8)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	686
Realized Gain (Loss) on Investments	-	(5,356)	-	24

Net Realized Capital Gains (Losses) on Investments	-	(5,356)	-	710
Net Change in Unrealized Appreciation (Depreciation)	-	19,342	-	4,643

Net Gain (Loss) on Investment	-	13,986	-	5,353

Net Increase (Decrease) in Net Assets Resulting from Operations	19,153	25,651	-	5,345

Increase (Decrease) in Net Assets from Contract Transactions	(36,030)	3,528	-	2

Total Increase (Decrease) in Net Assets	(16,877)	29,179	-	5,347

Net Assets as of December 31, 2023:	$487,103	$243,082	$-	$21,686

Investment Income:
Reinvested Dividends	22,247	14,253	-	50
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,683	1,972	-	145

Net Investment Income (Loss)	19,564	12,281	-	(95)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,227
Realized Gain (Loss) on Investments	-	(2,728)	-	59

Net Realized Capital Gains (Losses) on Investments	-	(2,728)	-	3,286
Net Change in Unrealized Appreciation (Depreciation)	-	4,745	-	3,971

Net Gain (Loss) on Investment	-	2,017	-	7,257

Net Increase (Decrease) in Net Assets Resulting from Operations	19,564	14,298	-	7,162

Increase (Decrease) in Net Assets from Contract Transactions	(12,009)	25,627	-	6

Total Increase (Decrease) in Net Assets	7,555	39,925	-	7,168

Net Assets as of December 31, 2024:	$494,658	$283,007	$-	$28,854

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	TA Aegon Bond Initial Class Subaccount

Net Assets as of December 31, 2022:	$134,281	$73,861	$42	$60,104

Investment Income:
Reinvested Dividends	914	985	-	568
Investment Expense:
Mortality and Expense Risk and Administrative Charges	874	484	-	453

Net Investment Income (Loss)	40	501	-	115

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,161	3,236	-	-
Realized Gain (Loss) on Investments	(50)	278	1	(350)

Net Realized Capital Gains (Losses) on Investments	4,111	3,514	1	(350)
Net Change in Unrealized Appreciation (Depreciation)	16,121	11,461	1	3,881

Net Gain (Loss) on Investment	20,232	14,975	2	3,531

Net Increase (Decrease) in Net Assets Resulting from Operations	20,272	15,476	2	3,646

Increase (Decrease) in Net Assets from Contract Transactions	7,461	2,448	(20)	4,913

Total Increase (Decrease) in Net Assets	27,733	17,924	(18)	8,559

Net Assets as of December 31, 2023:	$162,014	$91,785	$24	$68,663

Investment Income:
Reinvested Dividends	979	-	-	3,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,067	420	-	528

Net Investment Income (Loss)	(88)	(420)	-	2,518

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,827	1,211	-	-
Realized Gain (Loss) on Investments	1,198	25,334	(1)	(337)

Net Realized Capital Gains (Losses) on Investments	24,025	26,545	(1)	(337)
Net Change in Unrealized Appreciation (Depreciation)	3,284	(17,730)	2	(1,216)

Net Gain (Loss) on Investment	27,309	8,815	1	(1,553)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,221	8,395	1	965

Increase (Decrease) in Net Assets from Contract Transactions	(5,404)	(100,180)	(18)	5,594

Total Increase (Decrease) in Net Assets	21,817	(91,785)	(17)	6,559

Net Assets as of December 31, 2024:	$183,831	$-	$7	$75,222

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA Goldman Sachs Managed Risk- Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk- Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2022:	$-	$3,227	$323,232	$-

Investment Income:
Reinvested Dividends	-	195	5,978	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	19	1,863	-

Net Investment Income (Loss)	-	176	4,115	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	23,219	-
Realized Gain (Loss) on Investments	-	(5)	119	-

Net Realized Capital Gains (Losses) on Investments	-	(5)	23,338	-
Net Change in Unrealized Appreciation (Depreciation)	-	230	13,899	-

Net Gain (Loss) on Investment	-	225	37,237	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	401	41,352	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(81)	1	-

Total Increase (Decrease) in Net Assets	-	320	41,353	-

Net Assets as of December 31, 2023:	$-	$3,547	$364,585	$-

Investment Income:
Reinvested Dividends	-	77	9,460	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	21	2,121	-

Net Investment Income (Loss)	-	56	7,339	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,513	-
Realized Gain (Loss) on Investments	-	1	245	-

Net Realized Capital Gains (Losses) on Investments	-	1	4,758	-
Net Change in Unrealized Appreciation (Depreciation)	-	(33)	19,947	-

Net Gain (Loss) on Investment	-	(32)	24,705	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	24	32,044	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(81)	-	-

Total Increase (Decrease) in Net Assets	-	(57)	32,044	-

Net Assets as of December 31, 2024:	$-	$3,490	$396,629	$-

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation- Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation- Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$56,861	$-	$-	$206,746

Investment Income:
Reinvested Dividends	1,197	-	-	3,930
Investment Expense:
Mortality and Expense Risk and Administrative Charges	444	-	-	1,357

Net Investment Income (Loss)	753	-	-	2,573

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,203
Realized Gain (Loss) on Investments	(397)	-	-	(2,228)

Net Realized Capital Gains (Losses) on Investments	(397)	-	-	975
Net Change in Unrealized Appreciation (Depreciation)	6,240	-	-	37,657

Net Gain (Loss) on Investment	5,843	-	-	38,632

Net Increase (Decrease) in Net Assets Resulting from Operations	6,596	-	-	41,205

Increase (Decrease) in Net Assets from Contract Transactions	(700)	-	-	2,717

Total Increase (Decrease) in Net Assets	5,896	-	-	43,922

Net Assets as of December 31, 2023:	$62,757	$-	$-	$250,668

Investment Income:
Reinvested Dividends	1,173	-	-	3,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	390	-	-	1,475

Net Investment Income (Loss)	783	-	-	2,089

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,616	-	-	4,971
Realized Gain (Loss) on Investments	(6,544)	-	-	(7,454)

Net Realized Capital Gains (Losses) on Investments	(4,928)	-	-	(2,483)
Net Change in Unrealized Appreciation (Depreciation)	4,618	-	-	40,055

Net Gain (Loss) on Investment	(310)	-	-	37,572

Net Increase (Decrease) in Net Assets Resulting from Operations	473	-	-	39,661

Increase (Decrease) in Net Assets from Contract Transactions	(29,222)	-	-	(109,119)

Total Increase (Decrease) in Net Assets	(28,749)	-	-	(69,458)

Net Assets as of December 31, 2024:	$34,008	$-	$-	$181,210

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2022:	$441,152	$-	$15,170	$-

Investment Income:
Reinvested Dividends	9,006	-	141	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,416	-	94	-

Net Investment Income (Loss)	6,590	-	47	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,252	-	811	-
Realized Gain (Loss) on Investments	(6,983)	-	40	-

Net Realized Capital Gains (Losses) on Investments	(3,731)	-	851	-
Net Change in Unrealized Appreciation (Depreciation)	33,128	-	3,192	-

Net Gain (Loss) on Investment	29,397	-	4,043	-

Net Increase (Decrease) in Net Assets Resulting from Operations	35,987	-	4,090	-

Increase (Decrease) in Net Assets from Contract Transactions	(25,999)	-	1	-

Total Increase (Decrease) in Net Assets	9,988	-	4,091	-

Net Assets as of December 31, 2023:	$451,140	$-	$19,261	$-

Investment Income:
Reinvested Dividends	7,535	-	147	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,649	-	122	-

Net Investment Income (Loss)	4,886	-	25	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	725	-
Realized Gain (Loss) on Investments	(314)	-	65	-

Net Realized Capital Gains (Losses) on Investments	(314)	-	790	-
Net Change in Unrealized Appreciation (Depreciation)	28,842	-	3,721	-

Net Gain (Loss) on Investment	28,528	-	4,511	-

Net Increase (Decrease) in Net Assets Resulting from Operations	33,414	-	4,536	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,860)	-	-	-

Total Increase (Decrease) in Net Assets	31,554	-	4,536	-

Net Assets as of December 31, 2024:	$482,694	$-	$23,797	$-

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA S&P 500 Index Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TSW International Equity Initial Class Subaccount

Net Assets as of December 31, 2022:	$-	$32,580	$28,588	$-

Investment Income:
Reinvested Dividends	-	352	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	253	215	-

Net Investment Income (Loss)	-	99	(215)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,238	1,248	-
Realized Gain (Loss) on Investments	-	(186)	(467)	-

Net Realized Capital Gains (Losses) on Investments	-	3,052	781	-
Net Change in Unrealized Appreciation (Depreciation)	-	709	5,326	-

Net Gain (Loss) on Investment	-	3,761	6,107	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	3,860	5,892	-

Increase (Decrease) in Net Assets from Contract Transactions	-	1,711	943	-

Total Increase (Decrease) in Net Assets	-	5,571	6,835	-

Net Assets as of December 31, 2023:	$-	$38,151	$35,423	$-

Investment Income:
Reinvested Dividends	-	310	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	256	305	-

Net Investment Income (Loss)	-	54	(305)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,038	1,617	-
Realized Gain (Loss) on Investments	-	(1,672)	(1,859)	-

Net Realized Capital Gains (Losses) on Investments	-	(634)	(242)	-
Net Change in Unrealized Appreciation (Depreciation)	-	3,374	5,326	-

Net Gain (Loss) on Investment	-	2,740	5,084	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	2,794	4,779	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,065)	3,078	-

Total Increase (Decrease) in Net Assets	-	(5,271)	7,857	-

Net Assets as of December 31, 2024:	$-	$32,880	$43,280	$-

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2022:	$469,947	$2,018,948	$802,126	$783,295

Investment Income:
Reinvested Dividends	199	31,612	12,534	11,581
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,098	14,035	5,305	5,172

Net Investment Income (Loss)	(2,899)	17,577	7,229	6,409

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,999	70,013	27,026	14,533
Realized Gain (Loss) on Investments	(2,537)	87,165	(3,566)	(1,165)

Net Realized Capital Gains (Losses) on Investments	11,462	157,178	23,460	13,368
Net Change in Unrealized Appreciation (Depreciation)	168,687	313,578	82,041	99,143

Net Gain (Loss) on Investment	180,149	470,756	105,501	112,511

Net Increase (Decrease) in Net Assets Resulting from Operations	177,250	488,333	112,730	118,920

Increase (Decrease) in Net Assets from Contract Transactions	(107,062)	(193,436)	(35,940)	(12,036)

Total Increase (Decrease) in Net Assets	70,188	294,897	76,790	106,884

Net Assets as of December 31, 2023:	$540,135	$2,313,845	$878,916	$890,179

Investment Income:
Reinvested Dividends	61	32,793	11,110	12,827
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,513	16,093	5,923	5,826

Net Investment Income (Loss)	(3,452)	16,700	5,187	7,001

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,899	93,754	29,409	10,690
Realized Gain (Loss) on Investments	44,616	232,188	5,941	25,388

Net Realized Capital Gains (Losses) on Investments	94,515	325,942	35,350	36,078
Net Change in Unrealized Appreciation (Depreciation)	51,000	184,234	33,276	79,697

Net Gain (Loss) on Investment	145,515	510,176	68,626	115,775

Net Increase (Decrease) in Net Assets Resulting from Operations	142,063	526,876	73,813	122,776

Increase (Decrease) in Net Assets from Contract Transactions	(116,804)	(440,509)	(84,712)	(139,370)

Total Increase (Decrease) in Net Assets	25,259	86,367	(10,899)	(16,594)

Net Assets as of December 31, 2024:	$565,394	$2,400,212	$868,017	$873,585

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2022:	$301,761	$910,064	$2,033,901	$15,103

Investment Income:
Reinvested Dividends	7,415	19,781	51,054	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,831	5,746	11,980	97

Net Investment Income (Loss)	5,584	14,035	39,074	(97)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,988	-	-	-
Realized Gain (Loss) on Investments	(2,567)	(5,121)	(14,317)	(173)

Net Realized Capital Gains (Losses) on Investments	11,421	(5,121)	(14,317)	(173)
Net Change in Unrealized Appreciation (Depreciation)	19,107	41,036	76,377	3,398

Net Gain (Loss) on Investment	30,528	35,915	62,060	3,225

Net Increase (Decrease) in Net Assets Resulting from Operations	36,112	49,950	101,134	3,128

Increase (Decrease) in Net Assets from Contract Transactions	8,829	(10,166)	11,310	(516)

Total Increase (Decrease) in Net Assets	44,941	39,784	112,444	2,612

Net Assets as of December 31, 2023:	$346,702	$949,848	$2,146,345	$17,715

Investment Income:
Reinvested Dividends	10,406	36,046	60,259	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,961	6,112	12,555	112

Net Investment Income (Loss)	8,445	29,934	47,704	(112)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,778	-	-	-
Realized Gain (Loss) on Investments	2,887	(2,811)	(22,374)	112

Net Realized Capital Gains (Losses) on Investments	11,665	(2,811)	(22,374)	112
Net Change in Unrealized Appreciation (Depreciation)	(3,107)	14,322	(9,374)	2,353

Net Gain (Loss) on Investment	8,558	11,511	(31,748)	2,465

Net Increase (Decrease) in Net Assets Resulting from Operations	17,003	41,445	15,956	2,353

Increase (Decrease) in Net Assets from Contract Transactions	(59,056)	(31,007)	(70,994)	(526)

Total Increase (Decrease) in Net Assets	(42,053)	10,438	(55,038)	1,827

Net Assets as of December 31, 2024:	$304,649	$960,286	$2,091,307	$19,542

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

Wanger International Subaccount

Net Assets as of December 31, 2022:	$3,302

Investment Income:
Reinvested Dividends	11
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18

Net Investment Income (Loss)	(7)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(289)

Net Realized Capital Gains (Losses) on Investments	(289)
Net Change in Unrealized Appreciation (Depreciation)	854

Net Gain (Loss) on Investment	565

Net Increase (Decrease) in Net Assets Resulting from Operations	558

Increase (Decrease) in Net Assets from Contract Transactions	(278)

Total Increase (Decrease) in Net Assets	280

Net Assets as of December 31, 2023:	$3,582

Investment Income:
Reinvested Dividends	32
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18

Net Investment Income (Loss)	14

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(324)

Net Realized Capital Gains (Losses) on Investments	(324)
Net Change in Unrealized Appreciation (Depreciation)	166

Net Gain (Loss) on Investment	(158)

Net Increase (Decrease) in Net Assets Resulting from Operations	(144)

Increase (Decrease) in Net Assets from Contract Transactions	(3,432)

Total Increase (Decrease) in Net Assets	(3,576)

Net Assets as of December 31, 2024:	$6

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

1. Organization

TFLIC Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Portfolio Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
Dimensional VA Global Bond	DFA VA Global Bond
Dimensional VA International Small	DFA VA International Small
Dimensional VA International Value	DFA VA International Value
Dimensional VA Short-Term Fixed	DFA VA Short-Term Fixed
Dimensional VA U.S. Large Value	DFA VA U.S. Large Value
Dimensional VA U.S. Targeted Value	DFA VA U.S. Targeted Value
TA TSW International Equity Initial Class	TA TS&W International Equity Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the exdividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount		Purchases	Sales

AB Large Cap Growth Class B Shares	$	-	$	-

AB Sustainable Global Thematic Growth Class B Shares		-		-

BNY Mellon Sustainable U.S. Equity Service Shares		-		-

BNY Mellon VIF Appreciation Service Shares		-		-

Columbia - Small Company Growth Class 1 Shares		-		-

Dimensional VA Global Bond		136,902		167,211

Dimensional VA International Small		55,210		65,781

Dimensional VA International Value		91,703		255,886

Dimensional VA Short-Term Fixed		118,055		147,055

Dimensional VA U.S. Large Value		367,943		590,521

Dimensional VA U.S. Targeted Value		139,037		116,380

Federated Hermes Fund for U.S. Government Securities II		1,032		164

Federated Hermes Government Money II Service Shares		22,247		14,686

Federated Hermes High Income Bond II Primary Shares		49,209		11,302

Federated Hermes Managed Volatility II Primary Shares		-		-

Fidelity® VIP Contrafund® Initial Class		3,277		145

Fidelity® VIP Mid Cap Initial Class		27,610		10,276

Fidelity® VIP Value Strategies Initial Class		7,071		106,460

NVIT Emerging Markets Class D Shares		-		17

TA Aegon Bond Initial Class		9,571		1,459

TA Aegon Sustainable Equity Income Initial Class		-		-

TA BlackRock Real Estate Securities Initial Class		77		101

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class		13,974		2,121

TA Goldman Sachs Managed Risk - Growth ETF Initial Class		-		-

TA International Focus Initial Class		2,789		29,611

TA Janus Mid-Cap Growth Initial Class		-		-

TA JPMorgan Asset Allocation - Conservative Initial Class		-		-

TA JPMorgan Asset Allocation - Growth Initial Class		13,246		115,306

TA JPMorgan Asset Allocation - Moderate Initial Class		7,535		4,510

TA JPMorgan Asset Allocation - Moderate Growth Initial Class		-		-

TA JPMorgan Enhanced Index Initial Class		872		123

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount		Purchases	Sales
TA Multi-Managed Balanced Initial Class	$	-	$	-
TA S&P 500 Index Initial Class		-		-
TA Small/Mid Cap Value Initial Class		1,348		8,321
TA T. Rowe Price Small Cap Initial Class		8,036		3,645
TA TSW International Equity Initial Class		-		-
TA WMC US Growth Initial Class		95,096		165,456
Vanguard® Equity Index		142,575		472,630
Vanguard® International		74,953		125,071
Vanguard® Mid-Cap Index		42,140		163,822
Vanguard® Real Estate Index		55,419		97,249
Vanguard® Short-Term Investment Grade		130,438		131,501
Vanguard® Total Bond Market Index		169,344		192,629
Wanger Acorn		-		639
Wanger International		220		3,637

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	-	-	-	-	-	-

AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

Dimensional VA Global Bond	61,028	(110,917)	(49,889)	36,449	(45,812)	(9,363)

Dimensional VA International Small	10,025	(26,023)	(15,998)	7,120	(18,052)	(10,932)

Dimensional VA International Value	19,284	(124,753)	(105,469)	8,755	(60,253)	(51,498)

Dimensional VA Short-Term Fixed	68,718	(116,617)	(47,899)	44,954	(58,572)	(13,618)

Dimensional VA U.S. Large Value	27,060	(150,793)	(123,733)	30,734	(47,782)	(17,048)

Dimensional VA U.S. Targeted Value	12,602	(30,057)	(17,455)	21,128	(21,949)	(821)

Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	-	-

Federated Hermes Government Money II Service Shares	-	(10,788)	(10,788)	-	(33,275)	(33,275)

Federated Hermes High Income Bond II Primary Shares	13,823	(3,680)	10,143	9,121	(7,610)	1,511

Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Initial Class	991	(2,261)	(1,270)	2,626	(309)	2,317

Fidelity® VIP Value Strategies Initial Class	1,501	(25,548)	(24,047)	1,450	(649)	801

NVIT Emerging Markets Class D Shares	-	(1)	(1)	-	(2)	(2)

TA Aegon Bond Initial Class	4,079	(589)	3,490	3,783	(534)	3,249

TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-

TA BlackRock Real Estate Securities Initial Class	-	(45)	(45)	-	(50)	(50)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA International Focus Initial Class	-	(13,532)	(13,532)	92	(456)	(364)

TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

27

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Growth Initial Class	1,529	(36,049)	(34,520)	3,347	(2,118)	1,229

TA JPMorgan Asset Allocation - Moderate Initial Class	-	(858)	(858)	-	(13,227)	(13,227)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA Small/Mid Cap Value Initial Class	-	(2,319)	(2,319)	700	(158)	542

TA T. Rowe Price Small Cap Initial Class	1,364	(632)	732	311	(81)	230

TA TSW International Equity Initial Class	-	-	-	-	-	-

TA WMC US Growth Initial Class	8,377	(29,571)	(21,194)	1,898	(28,515)	(26,617)

Vanguard® Equity Index	2,987	(83,451)	(80,464)	4,325	(50,327)	(46,002)

Vanguard® International	15,094	(50,119)	(35,025)	30,686	(46,408)	(15,722)

Vanguard® Mid-Cap Index	4,615	(36,603)	(31,988)	12,683	(15,450)	(2,767)

Vanguard® Real Estate Index	14,301	(35,215)	(20,914)	14,031	(9,521)	4,510

Vanguard® Short-Term Investment Grade	63,329	(81,940)	(18,611)	48,834	(55,483)	(6,649)

Vanguard® Total Bond Market Index	72,553	(116,955)	(44,402)	59,664	(52,199)	7,465

Wanger Acorn	-	(155)	(155)	-	(175)	(175)

Wanger International	80	(1,559)	(1,479)	156	(263)	(107)

28

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$-	$-	$-	$-	$-	$-

AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-

Columbia - Small Company Growth Class 1 Shares	-	(1)	(1)	-	(1)	(1)

Dimensional VA Global Bond	87,625	(161,538)	(73,913)	49,986	(63,456)	(13,470)

Dimensional VA International Small	24,249	(63,067)	(38,818)	15,191	(38,931)	(23,740)

Dimensional VA International Value	37,734	(250,299)	(212,565)	14,960	(101,215)	(86,255)

Dimensional VA Short-Term Fixed	82,927	(143,609)	(60,682)	51,797	(68,358)	(16,561)

Dimensional VA U.S. Large Value	100,921	(577,115)	(476,194)	94,703	(149,364)	(54,661)

Dimensional VA U.S. Targeted Value	44,647	(109,698)	(65,051)	59,818	(67,391)	(7,573)

Federated Hermes Fund for U.S. Government Securities II	-	(1)	(1)	-	-	-

Federated Hermes Government Money II Service Shares	-	(12,009)	(12,009)	-	(36,030)	(36,030)

Federated Hermes High Income Bond II Primary Shares	35,047	(9,420)	25,627	21,300	(17,772)	3,528

Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-

Fidelity® VIP Contrafund® Initial Class	-	6	6	-	2	2

Fidelity® VIP Mid Cap Initial Class	3,820	(9,224)	(5,404)	8,508	(1,047)	7,461

Fidelity® VIP Value Strategies Initial Class	5,869	(106,049)	(100,180)	4,664	(2,216)	2,448

NVIT Emerging Markets Class D Shares	-	(18)	(18)	-	(20)	(20)

TA Aegon Bond Initial Class	6,531	(937)	5,594	5,721	(808)	4,913

TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-

TA BlackRock Real Estate Securities Initial Class	-	(81)	(81)	-	(81)	(81)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	1	1

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA International Focus Initial Class	-	(29,222)	(29,222)	181	(881)	(700)

TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Initial Class	4,731	(113,850)	(109,119)	7,806	(5,089)	2,717

29

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Initial Class	$-	$(1,860)	$(1,860)	$-	$(25,999)	$(25,999)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	1	1

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA Small/Mid Cap Value Initial Class	-	(8,065)	(8,065)	2,190	(479)	1,711

TA T. Rowe Price Small Cap Initial Class	6,420	(3,342)	3,078	1,257	(314)	943

TA TSW International Equity Initial Class	-	-	-	-	-	-

TA WMC US Growth Initial Class	45,355	(162,159)	(116,804)	6,579	(113,641)	(107,062)

Vanguard® Equity Index	16,355	(456,864)	(440,509)	16,937	(210,373)	(193,436)

Vanguard® International	34,813	(119,525)	(84,712)	62,242	(98,182)	(35,940)

Vanguard® Mid-Cap Index	18,944	(158,314)	(139,370)	43,517	(55,553)	(12,036)

Vanguard® Real Estate Index	36,565	(95,621)	(59,056)	31,439	(22,610)	8,829

Vanguard® Short-Term Investment Grade	95,639	(126,646)	(31,007)	70,147	(80,313)	(10,166)

Vanguard® Total Bond Market Index	111,437	(182,431)	(70,994)	89,175	(77,865)	11,310

Wanger Acorn	-	(526)	(526)	-	(516)	(516)

Wanger International	188	(3,620)	(3,432)	328	(606)	(278)

30

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2024	-	$6.74	to	$32.28	$-	-%	0.55%	to	1.80%	24.27%	to	22.73%
12/31/2023	-	5.42	to	26.30	-	-	0.55	to	1.80	34.05	to	32.41
12/31/2022	-	4.05	to	19.86	-	-	0.55	to	1.80	(29.08)	to	(29.95)
12/31/2021	-	5.70	to	28.35	-	-	0.55	to	1.80	27.95	to	26.38
12/31/2020	-	4.46	to	22.43	-	-	0.55	to	1.80	34.41	to	32.76
AB Sustainable Global Thematic Growth Class B Shares
12/31/2024	-	2.95	to	20.97	-	-	0.55	to	1.80	5.38	to	4.08
12/31/2023	-	2.80	to	20.15	-	-	0.55	to	1.80	15.07	to	13.66
12/31/2022	-	2.43	to	17.73	-	-	0.55	to	1.80	(27.57)	to	(28.45)
12/31/2021	-	3.35	to	24.78	-	-	0.55	to	1.80	21.90	to	20.41
12/31/2020	-	2.75	to	20.58	-	-	0.55	to	1.80	38.32	to	36.62
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2024	-	5.17	to	23.39	-	-	0.55	to	1.80	23.89	to	22.36
12/31/2023	-	4.17	to	19.11	-	-	0.55	to	1.80	22.83	to	21.33
12/31/2022	-	3.39	to	15.75	-	-	0.55	to	1.80	(23.48)	to	(24.42)
12/31/2021	-	4.44	to	20.84	-	-	0.55	to	1.80	25.99	to	24.44
12/31/2020	-	3.52	to	16.75	-	-	0.55	to	1.80	23.18	to	21.67
BNY Mellon VIF Appreciation Service Shares
12/31/2024	-	4.99	to	23.90	-	-	0.55	to	1.80	11.86	to	10.48
12/31/2023	-	4.47	to	21.63	-	-	0.55	to	1.80	20.01	to	18.54
12/31/2022	-	3.72	to	18.25	-	-	0.55	to	1.80	(18.70)	to	(19.70)
12/31/2021	-	4.58	to	22.72	-	-	0.55	to	1.80	26.08	to	24.53
12/31/2020	-	3.63	to	18.25	-	-	0.55	to	1.80	22.71	to	21.20
Columbia - Small Company Growth Class 1 Shares
12/31/2024	-	4.99	to	25.75	-	2.34	0.55	to	1.80	23.43	to	21.91
12/31/2023	-	4.04	to	21.12	-	-	0.55	to	1.80	25.94	to	24.40
12/31/2022	-	3.21	to	16.98	-	-	0.55	to	1.80	(36.12)	to	(36.90)
12/31/2021	-	5.02	to	26.91	-	-	0.55	to	1.80	(3.43)	to	(4.62)
12/31/2020	12,475	5.20	to	28.21	62,972	-	0.55	to	1.80	70.19	to	68.10
Dimensional VA Global Bond
12/31/2024	697,514	1.49	to	9.80	1,021,190	4.66	0.55	to	1.80	4.81	to	3.51
12/31/2023	747,403	1.42	to	9.47	1,045,170	3.91	0.55	to	1.80	4.48	to	3.20
12/31/2022	756,766	1.36	to	9.18	1,013,959	1.13	0.55	to	1.80	(6.85)	to	(7.99)
12/31/2021	1,413,826	1.46	to	9.97	2,047,692	0.73	0.55	to	1.80	(1.58)	to	(2.79)
12/31/2020	1,461,772	1.48	to	10.26	2,153,015	0.03	0.55	to	1.80	0.91	to	(0.34)
Dimensional VA International Small
12/31/2024	207,757	2.42	to	13.85	498,872	3.38	0.55	to	1.80	3.25	to	1.97
12/31/2023	223,755	2.34	to	13.58	520,492	3.18	0.55	to	1.80	13.49	to	12.10
12/31/2022	234,687	2.06	to	12.11	481,178	2.52	0.55	to	1.80	(18.09)	to	(19.10)
12/31/2021	239,631	2.52	to	14.97	600,038	2.32	0.55	to	1.80	13.94	to	12.54
12/31/2020	312,062	2.21	to	13.31	684,040	1.92	0.55	to	1.80	8.82	to	7.48
Dimensional VA International Value
12/31/2024	457,595	1.97	to	14.69	890,623	3.49	0.55	to	1.80	6.04	to	4.73
12/31/2023	563,064	1.86	to	14.03	1,034,193	4.74	0.55	to	1.80	17.22	to	15.78
12/31/2022	614,562	1.59	to	12.11	963,923	3.86	0.55	to	1.80	(3.98)	to	(5.16)
12/31/2021	677,114	1.65	to	12.77	1,107,184	3.49	0.55	to	1.80	17.47	to	16.03
12/31/2020	829,694	1.41	to	11.01	1,154,417	2.64	0.55	to	1.80	(2.30)	to	(3.50)

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Dimensional VA Short-Term Fixed
12/31/2024	580,946	$1.26	to	$10.03	$723,278	4.65%	0.55%	to	1.80%	4.90%	to	3.61%
12/31/2023	628,845	1.20	to	9.68	746,894	3.73	0.55	to	1.80	4.41	to	3.13
12/31/2022	642,463	1.15	to	9.39	731,254	0.89	0.55	to	1.80	(1.69)	to	(2.90)
12/31/2021	753,818	1.17	to	9.67	873,119	0.01	0.55	to	1.80	(0.74)	to	(1.95)
12/31/2020	747,786	1.18	to	9.86	872,872	0.60	0.55	to	1.80	0.04	to	(1.18)
Dimensional VA U.S. Large Value
12/31/2024	553,508	3.89	to	16.90	2,130,644	1.87	0.55	to	1.80	12.76	to	11.37
12/31/2023	677,241	3.45	to	15.18	2,314,859	2.29	0.55	to	1.80	10.32	to	8.97
12/31/2022	694,289	3.13	to	13.93	2,152,451	2.15	0.55	to	1.80	(5.40)	to	(6.56)
12/31/2021	790,202	3.30	to	14.90	2,589,848	1.55	0.55	to	1.80	26.34	to	24.79
12/31/2020	1,038,561	2.62	to	11.94	2,693,686	2.30	0.55	to	1.80	(1.91)	to	(3.12)
Dimensional VA U.S. Targeted Value
12/31/2024	308,619	3.80	to	17.41	1,158,963	1.41	0.55	to	1.80	7.54	to	6.22
12/31/2023	326,074	3.53	to	16.40	1,139,556	1.62	0.55	to	1.80	19.38	to	17.92
12/31/2022	326,895	2.96	to	13.90	957,910	1.22	0.55	to	1.80	(4.74)	to	(5.90)
12/31/2021	378,121	3.11	to	14.78	1,163,377	1.31	0.55	to	1.80	38.92	to	37.21
12/31/2020	493,635	2.24	to	10.77	1,093,741	1.82	0.55	to	1.80	3.41	to	2.14
Federated Hermes Fund for U.S. Government Securities II
12/31/2024	21,915	1.35	to	8.92	29,479	3.50	0.55	to	1.80	0.03	to	(1.21)
12/31/2023	21,915	1.34	to	9.03	29,471	2.49	0.55	to	1.80	3.62	to	2.35
12/31/2022	21,915	1.30	to	8.83	28,441	2.04	0.55	to	1.80	(13.03)	to	(14.09)
12/31/2021	60,807	1.49	to	10.27	90,277	1.81	0.55	to	1.80	(2.58)	to	(3.78)
12/31/2020	51,525	1.53	to	10.68	78,585	3.78	0.55	to	1.80	4.64	to	3.35
Federated Hermes Government Money II Service Shares
12/31/2024	426,190	1.16	to	9.92	494,658	4.58	0.55	to	1.80	4.10	to	2.81
12/31/2023	436,978	1.11	to	9.65	487,103	4.43	0.55	to	1.80	3.95	to	2.68
12/31/2022	470,253	1.07	to	9.40	503,980	2.17	0.55	to	1.80	0.60	to	(0.63)
12/31/2021	78,269	1.07	to	9.46	82,773	-	0.55	to	1.80	(0.54)	to	(1.77)
12/31/2020	202,921	1.07	to	9.63	215,870	0.22	0.55	to	1.80	(0.34)	to	(1.57)
Federated Hermes High Income Bond II Primary Shares
12/31/2024	107,776	2.72	to	12.06	283,007	5.38	0.55	to	1.80	5.69	to	4.38
12/31/2023	97,633	2.58	to	11.56	243,082	5.80	0.55	to	1.80	12.10	to	10.73
12/31/2022	96,122	2.30	to	10.44	213,903	5.57	0.55	to	1.80	(12.26)	to	(13.34)
12/31/2021	104,537	2.62	to	12.04	265,619	4.68	0.55	to	1.80	4.27	to	2.99
12/31/2020	86,681	2.51	to	11.69	211,672	6.39	0.55	to	1.80	5.01	to	3.72
Federated Hermes Managed Volatility II Primary Shares
12/31/2024	-	3.07	to	14.50	-	-	0.55	to	1.80	14.92	to	13.50
12/31/2023	-	2.67	to	12.77	-	-	0.55	to	1.80	8.09	to	6.77
12/31/2022	-	2.47	to	11.96	-	-	0.55	to	1.80	(14.23)	to	(15.28)
12/31/2021	-	2.88	to	14.12	-	-	0.55	to	1.80	17.86	to	16.42
12/31/2020	-	2.44	to	12.13	-	-	0.55	to	1.80	0.38	to	(0.85)
Fidelity® VIP Contrafund® Initial Class
12/31/2024	4,779	6.04	to	28.23	28,854	0.19	0.55	to	1.80	33.06	to	31.41
12/31/2023	4,779	4.54	to	21.48	21,686	0.51	0.55	to	1.80	32.72	to	31.10
12/31/2022	4,779	3.42	to	16.39	16,339	0.52	0.55	to	1.80	(26.72)	to	(27.61)
12/31/2021	4,779	4.66	to	22.64	22,295	0.08	0.55	to	1.80	27.14	to	25.58
12/31/2020	61,355	3.67	to	18.03	219,160	0.29	0.55	to	1.80	29.85	to	28.26
Fidelity® VIP Mid Cap Initial Class
12/31/2024	43,377	4.28	to	18.67	183,831	0.55	0.55	to	1.80	16.85	to	15.40
12/31/2023	44,647	3.66	to	16.18	162,014	0.62	0.55	to	1.80	14.45	to	13.05
12/31/2022	42,330	3.20	to	14.31	134,281	0.50	0.55	to	1.80	(15.21)	to	(16.25)
12/31/2021	42,553	3.77	to	17.09	159,283	0.62	0.55	to	1.80	24.92	to	23.38
12/31/2020	40,796	3.02	to	13.85	122,308	0.65	0.55	to	1.80	17.54	to	16.10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Value Strategies Initial Class
12/31/2024	-	$4.19	to	$20.23	$-	-%	0.55%	to	1.80%	8.80%	to	7.46%
12/31/2023	24,047	3.85	to	18.83	91,785	1.21	0.55	to	1.80	20.19	to	18.72
12/31/2022	23,246	3.20	to	15.86	73,861	1.09	0.55	to	1.80	(7.53)	to	(8.67)
12/31/2021	25,039	3.47	to	17.37	86,084	1.55	0.55	to	1.80	32.87	to	31.24
12/31/2020	27,559	2.61	to	13.23	71,345	1.31	0.55	to	1.80	7.67	to	6.34
NVIT Emerging Markets Class D Shares
12/31/2024	1	11.54	to	10.73	7	0.78	0.55	to	1.80	5.40	to	4.10
12/31/2023	2	10.95	to	10.31	24	1.14	0.55	to	1.80	3.24	to	1.97
12/31/2022	4	10.61	to	10.11	42	0.18	0.55	to	1.80	(25.41)	to	(26.32)
12/31/2021	16	14.22	to	13.72	227	0.92	0.55	to	1.80	(8.09)	to	(9.22)
12/31/2020	18	15.48	to	15.11	281	1.59	0.55	to	1.80	12.30	to	10.92
TA Aegon Bond Initial Class
12/31/2024	46,706	1.67	to	9.76	75,222	4.24	0.55	to	1.80	1.58	to	0.32
12/31/2023	43,216	1.64	to	9.73	68,663	0.91	0.55	to	1.80	5.87	to	4.57
12/31/2022	39,967	1.55	to	9.31	60,104	3.20	0.55	to	1.80	(15.30)	to	(16.34)
12/31/2021	145,303	1.83	to	11.12	263,496	1.75	0.55	to	1.80	(1.42)	to	(2.63)
12/31/2020	102,385	1.86	to	11.42	189,787	3.90	0.55	to	1.80	7.10	to	5.78
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	-	3.02	to	13.65	-	2.37	0.55	to	1.80	16.29	to	14.85
12/31/2023	-	2.59	to	11.89	-	2.11	0.55	to	1.80	5.70	to	4.41
12/31/2022	-	2.45	to	11.39	-	2.11	0.55	to	1.80	(12.11)	to	(13.19)
12/31/2021	-	2.79	to	13.12	-	2.00	0.55	to	1.80	21.75	to	20.26
12/31/2020	-	2.29	to	10.91	-	2.58	0.55	to	1.80	(7.86)	to	(8.99)
TA BlackRock Real Estate Securities Initial Class
12/31/2024	1,961	1.80	to	11.43	3,490	2.18	0.55	to	1.80	0.70	to	(0.55)
12/31/2023	2,006	1.78	to	11.49	3,547	6.00	0.55	to	1.80	12.71	to	11.33
12/31/2022	2,056	1.58	to	10.32	3,227	3.94	0.55	to	1.80	(28.58)	to	(29.46)
12/31/2021	15,815	2.22	to	14.63	34,782	2.47	0.55	to	1.80	25.53	to	23.99
12/31/2020	16,688	1.77	to	11.80	29,251	10.63	0.55	to	1.80	(0.86)	to	(2.08)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2024	198,735	2.00	to	13.35	396,629	2.46	0.55	to	1.80	8.79	to	7.45
12/31/2023	198,735	1.83	to	12.42	364,585	1.75	0.55	to	1.80	12.79	to	11.41
12/31/2022	198,735	1.63	to	11.15	323,232	1.80	0.55	to	1.80	(14.54)	to	(15.59)
12/31/2021	198,735	1.90	to	13.21	378,243	1.38	0.55	to	1.80	9.05	to	7.72
12/31/2020	198,735	1.75	to	12.26	346,838	2.33	0.55	to	1.80	3.91	to	2.64
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2024	-	2.37	to	15.66	-	-	0.55	to	1.80	12.89	to	11.50
12/31/2023	-	2.10	to	14.04	-	-	0.55	to	1.80	17.44	to	16.00
12/31/2022	-	1.79	to	12.11	-	-	0.55	to	1.80	(14.78)	to	(15.83)
12/31/2021	-	2.10	to	14.38	-	-	0.55	to	1.80	13.62	to	12.23
12/31/2020	-	1.84	to	12.82	-	-	0.55	to	1.80	3.95	to	2.67
TA International Focus Initial Class
12/31/2024	16,659	2.12	to	13.89	34,008	2.27	0.55	to	1.80	(1.60)	to	(2.81)
12/31/2023	30,191	2.15	to	14.29	62,757	2.01	0.55	to	1.80	11.92	to	10.55
12/31/2022	30,555	1.92	to	12.93	56,861	3.41	0.55	to	1.80	(20.48)	to	(21.46)
12/31/2021	22,449	2.42	to	16.46	52,650	1.67	0.55	to	1.80	10.21	to	8.86
12/31/2020	56,719	2.20	to	15.12	120,925	2.10	0.55	to	1.80	20.24	to	18.76
TA Janus Mid-Cap Growth Initial Class
12/31/2024	-	4.73	to	23.19	-	-	0.55	to	1.80	13.76	to	12.35
12/31/2023	-	4.15	to	20.64	-	-	0.55	to	1.80	16.41	to	14.98
12/31/2022	-	3.57	to	17.95	-	-	0.55	to	1.80	(17.17)	to	(18.19)
12/31/2021	-	4.31	to	21.94	-	-	0.55	to	1.80	16.66	to	15.22
12/31/2020	-	3.69	to	19.04	-	-	0.55	to	1.80	18.55	to	17.10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2024		-	$1.95	to	$12.10	$-	-%	0.55%	to	1.80%	5.14%	to	3.84%
12/31/2023		-	1.85	to	11.65	-	-	0.55	to	1.80	6.47	to	5.16
12/31/2022		-	1.74	to	11.08	-	-	0.55	to	1.80	(15.82)	to	(16.85)
12/31/2021		-	2.06	to	13.33	-	-	0.55	to	1.80	5.32	to	4.03
12/31/2020		-	1.96	to	12.81	-	-	0.55	to	1.80	10.86	to	9.50
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2024		57,520	3.18	to	19.66	181,210	1.46	0.55	to	1.80	15.73	to	14.30
12/31/2023		92,040	2.75	to	17.20	250,668	1.73	0.55	to	1.80	19.68	to	18.22
12/31/2022		90,811	2.30	to	14.55	206,746	6.13	0.55	to	1.80	(22.99)	to	(23.94)
12/31/2021		81,943	2.98	to	19.12	242,375	1.55	0.55	to	1.80	18.99	to	17.53
12/31/2020		108,231	2.51	to	16.27	269,181	1.66	0.55	to	1.80	24.06	to	22.53
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2024		214,614	2.25	to	13.53	482,694	1.59	0.55	to	1.80	7.43	to	6.10
12/31/2023		215,472	2.10	to	12.75	451,140	2.08	0.55	to	1.80	8.51	to	7.18
12/31/2022		228,699	1.93	to	11.90	441,152	5.34	0.55	to	1.80	(16.53)	to	(17.56)
12/31/2021		229,619	2.32	to	14.43	530,715	1.90	0.55	to	1.80	8.58	to	7.25
12/31/2020		230,922	2.13	to	13.46	491,580	2.21	0.55	to	1.80	11.99	to	10.61
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2024		-	2.58	to	15.58	-	-	0.55	to	1.80	10.44	to	9.07
12/31/2023		-	2.33	to	14.28	-	-	0.55	to	1.80	11.60	to	10.24
12/31/2022		-	2.09	to	12.96	-	-	0.55	to	1.80	(17.81)	to	(18.81)
12/31/2021		-	2.54	to	15.96	-	2.79	0.55	to	1.80	13.32	to	11.93
12/31/2020		-	2.25	to	14.26	-	-	0.55	to	1.80	14.44	to	13.03
TA JPMorgan Enhanced Index Initial Class
12/31/2024		3,988	5.97	to	25.87	23,797	0.67	0.55	to	1.80	23.55	to	22.03
12/31/2023		3,988	4.83	to	21.20	19,261	0.82	0.55	to	1.80	26.97	to	25.41
12/31/2022		3,988	3.80	to	16.90	15,170	0.68	0.55	to	1.80	(18.80)	to	(19.79)
12/31/2021		3,988	4.68	to	21.08	18,681	0.79	0.55	to	1.80	29.41	to	27.82
12/31/2020		3,988	3.62	to	16.49	14,436	1.46	0.55	to	1.80	19.51	to	18.04
TA Multi-Managed Balanced Initial Class
12/31/2024		-	3.62	to	17.90	-	1.85	0.55	to	1.80	14.31	to	12.90
12/31/2023		-	3.17	to	15.86	-	1.57	0.55	to	1.80	18.08	to	16.64
12/31/2022		-	2.68	to	13.60	-	-	0.55	to	1.80	(16.74)	to	(17.76)
12/31/2021		89,876	3.22	to	16.53	287,757	1.15	0.55	to	1.80	16.40	to	14.97
12/31/2020		89,876	2.77	to	14.38	247,340	1.58	0.55	to	1.80	15.26	to	13.85
TA S&P 500 Index Initial Class
12/31/2024		-	14.57	to	14.10	-	-	0.55	to	1.80	24.14	to	22.61
12/31/2023		-	11.74	to	11.50	-	-	0.55	to	1.80	25.40	to	23.87
12/31/2022	(1)	-	9.36	to	9.28	-	-	0.55	to	1.80	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2024		9,142	3.72	to	16.37	32,880	0.91	0.55	to	1.80	8.26	to	6.92
12/31/2023		11,461	3.43	to	15.31	38,151	1.03	0.55	to	1.80	11.78	to	10.42
12/31/2022		10,919	3.07	to	13.86	32,580	0.54	0.55	to	1.80	(8.81)	to	(9.93)
12/31/2021		7,885	3.37	to	15.39	25,851	0.90	0.55	to	1.80	27.42	to	25.86
12/31/2020		34,424	2.64	to	12.23	88,744	1.08	0.55	to	1.80	3.47	to	2.20
TA T. Rowe Price Small Cap Initial Class
12/31/2024		8,707	5.11	to	18.87	43,280	-	0.55	to	1.80	12.16	to	10.78
12/31/2023		7,975	4.56	to	17.03	35,423	-	0.55	to	1.80	20.54	to	19.06
12/31/2022		7,745	3.78	to	14.30	28,588	-	0.55	to	1.80	(22.81)	to	(23.76)
12/31/2021		6,999	4.90	to	18.76	33,550	-	0.55	to	1.80	10.76	to	9.40
12/31/2020		6,124	4.42	to	17.15	26,575	-	0.55	to	1.80	22.89	to	21.38

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TSW International Equity Initial Class
12/31/2024	-	$1.90	to	$13.48	$-	-%	0.55%	to	1.80%	2.82%	to	1.55%
12/31/2023	-	1.85	to	13.28	-	-	0.55	to	1.80	14.85	to	13.44
12/31/2022	-	1.61	to	11.71	-	-	0.55	to	1.80	(14.87)	to	(15.91)
12/31/2021	-	1.89	to	13.92	-	2.11	0.55	to	1.80	12.79	to	11.40
12/31/2020	44,113	1.68	to	12.50	71,752	3.17	0.55	to	1.80	5.96	to	4.66
TA WMC US Growth Initial Class
12/31/2024	95,252	6.01	to	32.21	565,394	0.01	0.55	to	1.80	28.29	to	26.70
12/31/2023	116,446	4.69	to	25.43	540,135	0.04	0.55	to	1.80	41.31	to	39.58
12/31/2022	143,063	3.32	to	18.22	469,947	-	0.55	to	1.80	(31.72)	to	(32.56)
12/31/2021	127,860	4.86	to	27.01	615,604	0.08	0.55	to	1.80	20.01	to	18.53
12/31/2020	158,175	4.05	to	22.79	634,838	0.11	0.55	to	1.80	36.55	to	34.87
Vanguard® Equity Index
12/31/2024	414,222	5.92	to	25.57	2,400,212	1.34	0.55	to	1.80	24.15	to	22.62
12/31/2023	494,686	4.76	to	20.85	2,313,845	1.46	0.55	to	1.80	25.43	to	23.89
12/31/2022	540,688	3.80	to	16.83	2,018,948	1.35	0.55	to	1.80	(18.68)	to	(19.67)
12/31/2021	549,482	4.67	to	20.95	2,525,371	1.28	0.55	to	1.80	27.85	to	26.28
12/31/2020	638,385	3.65	to	16.59	2,299,049	1.71	0.55	to	1.80	17.55	to	16.11
Vanguard® International
12/31/2024	365,906	2.42	to	19.32	868,017	1.23	0.55	to	1.80	8.41	to	7.07
12/31/2023	400,931	2.23	to	18.04	878,916	1.53	0.55	to	1.80	14.03	to	12.63
12/31/2022	416,653	1.96	to	16.02	802,126	1.27	0.55	to	1.80	(30.50)	to	(31.36)
12/31/2021	336,122	2.81	to	23.34	932,448	0.27	0.55	to	1.80	(2.08)	to	(3.28)
12/31/2020	368,106	2.87	to	24.13	1,043,201	1.35	0.55	to	1.80	56.72	to	54.80
Vanguard® Mid-Cap Index
12/31/2024	195,136	4.56	to	19.20	873,585	1.42	0.55	to	1.80	14.44	to	13.03
12/31/2023	227,124	3.98	to	16.99	890,179	1.42	0.55	to	1.80	15.20	to	13.79
12/31/2022	229,891	3.46	to	14.93	783,295	1.12	0.55	to	1.80	(19.26)	to	(20.25)
12/31/2021	225,131	4.28	to	18.72	950,826	1.12	0.55	to	1.80	23.68	to	22.16
12/31/2020	269,528	3.46	to	15.32	921,807	1.52	0.55	to	1.80	17.43	to	15.98
Vanguard® Real Estate Index
12/31/2024	113,233	2.71	to	13.00	304,649	3.17	0.55	to	1.80	4.17	to	2.88
12/31/2023	134,147	2.61	to	12.64	346,702	2.40	0.55	to	1.80	11.09	to	9.73
12/31/2022	129,637	2.35	to	11.52	301,761	1.92	0.55	to	1.80	(26.70)	to	(27.60)
12/31/2021	135,189	3.20	to	15.91	429,475	2.14	0.55	to	1.80	39.44	to	37.73
12/31/2020	176,405	2.29	to	11.55	402,067	2.54	0.55	to	1.80	(5.37)	to	(6.54)
Vanguard® Short-Term Investment Grade
12/31/2024	615,359	1.58	to	10.44	960,286	3.66	0.55	to	1.80	4.32	to	3.03
12/31/2023	633,970	1.52	to	10.13	949,848	2.11	0.55	to	1.80	5.58	to	4.29
12/31/2022	640,619	1.44	to	9.71	910,064	1.75	0.55	to	1.80	(6.24)	to	(7.39)
12/31/2021	845,759	1.53	to	10.49	1,284,215	2.07	0.55	to	1.80	(1.00)	to	(2.21)
12/31/2020	820,608	1.55	to	10.72	1,260,067	2.75	0.55	to	1.80	4.92	to	3.63
Vanguard® Total Bond Market Index
12/31/2024	1,341,011	1.57	to	9.60	2,091,307	2.80	0.55	to	1.80	0.69	to	(0.56)
12/31/2023	1,385,413	1.56	to	9.66	2,146,345	2.46	0.55	to	1.80	5.00	to	3.72
12/31/2022	1,377,948	1.48	to	9.31	2,033,901	2.07	0.55	to	1.80	(13.69)	to	(14.75)
12/31/2021	1,418,480	1.72	to	10.92	2,426,444	2.02	0.55	to	1.80	(2.25)	to	(3.46)
12/31/2020	1,331,681	1.76	to	11.31	2,329,161	2.52	0.55	to	1.80	6.99	to	5.68
Wanger Acorn
12/31/2024	5,370	3.67	to	16.54	19,542	-	0.55	to	1.80	13.55	to	12.15
12/31/2023	5,525	3.23	to	14.75	17,715	-	0.55	to	1.80	21.07	to	19.59
12/31/2022	5,700	2.67	to	12.33	15,103	-	0.55	to	1.80	(33.83)	to	(34.64)
12/31/2021	13,325	4.04	to	18.87	53,388	0.75	0.55	to	1.80	8.30	to	6.97
12/31/2020	14,462	3.73	to	17.64	53,526	-	0.55	to	1.80	23.55	to	22.03

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger International
12/31/2024	3	$2.20	to	$11.99	$6	0.98%	0.55%	to	1.80%	(8.75	) %	to	(9.88	) %
12/31/2023	1,482	2.42	to	13.31	3,582	0.33	0.55	to	1.80	16.32		to	14.89
12/31/2022	1,589	2.08	to	11.58	3,302	0.99	0.55	to	1.80	(34.21)		to	(35.01)
12/31/2021	1,072	3.16	to	17.82	3,383	1.00	0.55	to	1.80	18.16		to	16.71
12/31/2020	10,067	2.67	to	15.27	26,202	2.01	0.55	to	1.80	13.74		to	12.34

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.40% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.